Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Taxes
Current income tax provision	$ 42	$ 264	$ 148,893
Deferred income tax provision	0	0	164,600
Total	$ 42	$ 264	$ 313,493